7. Commitments and Contingencies (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Details Narrative
Line of Credit-Balance Due	$ 222,703	$ 233,215	$ 243,499
Line of Credit-Credit Available	27,297
Common shares purchased	216,000
Purchased Common shares Price per Share	$ 0.50
Common shares value	$ 108,000